Share based compensation	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Equity [Abstract]
Share Based Compensation

14. Share Based Compensation

Omnibus Incentive Plan

At the 2019 Annual Shareholders Meeting of Thunder Bridge, the shareholders considered and approved the 2019 Omnibus Incentive Plan (the “2019 Equity Incentive Plan”) which resulted in the reservation of 7,326,728 shares of common stock for issuance thereunder. The 2019 Equity Incentive Plan became effective immediately upon the closing of the Business Combination.

Under this plan, the Company currently has two types of share-based compensation awards outstanding: restricted stock awards (“RSAs”) and restricted stock units (“RSUs”). Activity for the three months ended March 31, 2020 was as follows:

	Class A Common Stock	Weighted Average Grant Date Fair Value
Unvested at December 31, 2019	1,818,675	$12.39
Granted	1,086,378	17.34
Forfeited	—	—
Vested	—	—

Unvested at March 31, 2020	2,905,053	$14.12

(1)

Upon vesting, award-holders elected to sell shares to the Company in order to satisfy the associated tax obligations. The awards are not deemed outstanding; further, these forfeited shares are added back to the amount of shares available for grant under the 2019 Equity Incentive Plan.

Unrecognized compensation expense related to unvested RSAs and RSUs was $32.8 million at March 31, 2020, which is expected to be recognized as expense over the weighted-average period of 2.64 years. The Company incurred $3.5 million of share-based compensation expense for the three months ended March 31, 2020.

Original Equity Incentives

A summary of the changes in non-vested profit interest units outstanding for the period for the three months ended March 31, 2019 is presented below:

	Units	Weighted average fair value per unit
Non-vested units at January 1, 2019	9,460	$182.83
Activity during the period:
Granted	—
Vested	(55)	(160.00)

Non-vested units at March 31, 2019	9,405	$182.96

The estimated fair value of the Predecessor’s profit interest units that vested during the three months ended March 31, 2019, was $8,896. During the same period the Predecessor incurred $0.1 million of share-based compensation expense, included in selling, general and administrative costs in the Unaudited Consolidated Statement of Operations.

14. Share based compensation

Omnibus Incentive Plan

At the Shareholders Meeting, Thunder Bridge shareholders considered and approved the 2019 Plan which resulted in the reservation of 7,326,728 shares of common stock for issuance thereunder. The 2019 Plan became effective immediately upon the Closing.

Under this plan, the Company currently has two types of share-based compensation awards outstanding: restricted stock awards (RSAs) and restricted stock units (RSUs). Activity from July 11, 2019 through December 31, 2019 was as follows:

	Class A Common Stock	Weighted Average Grant Date Fair Value
Unvested at July 11, 2019	—
Granted	3,275,229	$12.07
Forfeited (1)	321,263	11.81
Vested	1,135,291	11.68

Unvested at December 31, 2019	1,818,675	$12.39

(1)

Upon vesting, award-holders elected to sell shares to the Company in order to satisfy the associated tax obligations. The awards are not deemed outstanding; further, these forfeited shares are added back to the amount of shares available for grant under the 2019 Plan.

Unrecognized compensation expense related to unvested RSAs and RSUs was $17.5 million at December 31, 2019, which is expected to be recognized as expense over the weighted-average period of 2.26 years. The Successor incurred $22.0 million of share-based compensation expense from July 11, 2019 through December 31, 2019.

Original Equity Incentives

As a result of the change in ownership of Hawk Parent, 9,171 previously unvested profit interest units of the Predecessor with a weighted average grant date fair value of $180.87 were automatically vested, upon the Closing. A summary of the changes in non-vested units outstanding for the period from January 1, 2019 to July 10, 2019 is presented below:

	Units	Weighted average fair value per unit
Non-vested units at January 1, 2019	9,460	$182.83
Activity during the period:
Granted	—
Vested	(9,460)	(182.83)

Non-vested units at December 31, 2019	—	$—

The estimated fair value of the Predecessor’s profit interest units that vested during January 1, 2019 to July 10, 2019 is $0.9 million. During the years ended December 31, 2018 and 2017, the Predecessor incurred $0.5 million and $0.6 million, respectively, of share-based compensation expense, included in selling, general and administrative costs in the Consolidated Statements of Operations.